Subsequent Events - Additional Information (Details)				1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 12, 2023 USD ($) Extension $ / shares	Jul. 11, 2023 USD ($) $ / shares shares	Feb. 07, 2023 shares	Apr. 14, 2023 USD ($) Extension $ / shares	Jul. 14, 2023 USD ($) Extension $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Jan. 12, 2023 USD ($)	Dec. 23, 2022 $ / shares
Subsequent Event [Line Items]
Temporary equity redemption price per share | $ / shares						$ 10.72	$ 10.24	$ 10		$ 10.09
Proceeds from related party debt						$ 202,683	$ 150,000	$ 150,000
Promissory Note
Subsequent Event [Line Items]
Outstanding principal amount									$ 1,358,272
Subsequent Event
Subsequent Event [Line Items]
Temporary equity redemption price per share | $ / shares		$ 10.58
Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Outstanding principal amount									444,136
Subsequent Event | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Debt instrument face value	$ 1,800,000
Outstanding principal amount	$ 1,358,272
Number of days after the due date for the default to be remedied	5 days
Number of extensions | Extension					6
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Temporary equity stock shares redeemed during the period shares | shares		467,396
Temporary equity stock shares redeemed during the period value		$ 4,900,000
Subsequent Event | Second Extension
Subsequent Event [Line Items]
Date by which business combination shall be consumated after extension one	Jul. 14, 2023
Date by which business combination shall be consumated after extension two	Oct. 14, 2023
Payment to acquire restricted investments	$ 120,000
Payment per share to acquire restricted investments | $ / shares	$ 0.03
Subsequent Event | Second Extension | ADEXG R I I D Infrastructure L L C
Subsequent Event [Line Items]
Payment to acquire restricted investments	$ 120,000
Proceeds from related party debt	120,000
Subsequent Event | Second Extension | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Proceeds from related party debt	120,000
Subsequent Event | Second Extension | Tranche One
Subsequent Event [Line Items]
Payment to acquire restricted investments	60,000
Subsequent Event | Second Extension | Tranche Two
Subsequent Event [Line Items]
Payment to acquire restricted investments	$ 60,000
Maximum | Promissory Note
Subsequent Event [Line Items]
Debt instrument face value									1,800,000
Maximum | Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Debt instrument face value									$ 900,000
Minimum
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares			40,000,000
Minimum | Subsequent Event
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares			40,000,000
Scenario Forecast | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Aggregate deposit amount				$ 444,136	$ 888,272
Aggregate deposits amount per share | $ / shares				$ 0.06	$ 0.06
Number of extensions | Extension	2			6
Extensions term	3 months			1 month	1 month